Portfolio of Investments July 31, 2025
NUDV
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 3.6%
13,227 Comcast Corp, Class A $ 439,533
15,597 Verizon Communications Inc 666,928
TOTAL COMMUNICATION SERVICES 1,106,461
CONSUMER DISCRETIONARY - 6.3%
833 Genuine Parts Co 107,357
1,599 Home Depot Inc/The 587,648
1,471 LKQ Corp 43,350
1,452 Lowe's Cos Inc 324,624
2,368 McDonald's Corp 710,566
3,203 Tractor Supply Co 182,411
TOTAL CONSUMER DISCRETIONARY 1,955,956
CONSUMER STAPLES - 11.1%
2,918 Archer-Daniels-Midland Co 158,097
845 Bunge Global SA 67,397
12,000 Coca-Cola Co/The 814,680
2,853 Conagra Brands Inc 52,096
1,204 General Mills Inc 58,972
638 J M Smucker Co/The 68,483
1,666 Kellanova 132,997
11,499 Kenvue Inc 246,538
1,390 Kimberly-Clark Corp 173,222
11,721 Kraft Heinz Co/The 321,859
1,515 McCormick & Co Inc/MD 107,004
6,115 Procter & Gamble Co/The 920,124
2,748 Target Corp 276,174
1,142 The Campbell's Company 36,453
TOTAL CONSUMER STAPLES 3,434,096
ENERGY - 4.2%
12,024 Baker Hughes Co 541,681
13,854 Halliburton Co 310,330
5,657 ONEOK Inc 464,496
TOTAL ENERGY 1,316,507
FINANCIALS - 23.5%
3,165 Aflac Inc 314,474
1,475 Allstate Corp/The 299,794
3,367 Annaly Capital Management Inc 68,451
17,672 Bank of America Corp 835,355
5,476 Bank of New York Mellon Corp/The 555,540
8,159 Citigroup Inc 764,498
1,887 Equitable Holdings Inc 96,897
5,696 Fidelity National Information Services Inc 452,319
790 Goldman Sachs Group Inc/The 571,636
1,113 Jack Henry & Associates Inc 189,004
2,049 Marsh & McLennan Cos Inc 408,161
4,306 Morgan Stanley 613,433
3,417 Nasdaq Inc 328,784
2,291 PNC Financial Services Group Inc/The 435,909
2,134 Prudential Financial Inc 221,040
1,167 Raymond James Financial Inc 195,041
65 State Street Corp 7,264
1,365 Travelers Cos Inc/The 355,228
3,707 Truist Financial Corp 162,033
9,372 US Bancorp 421,365
TOTAL FINANCIALS 7,296,226
HEALTH CARE - 12.2%
3,116 AbbVie Inc 588,986
98 Amgen Inc 28,920
8,904 Bristol-Myers Squibb Co 385,632

Portfolio of Investments July 31, 2025
(continued)
NUDV

SHARES DESCRIPTION VALUE
HEALTH CARE (continued)
2,905 Cardinal Health Inc $ 450,914
812 Cigna Group/The 217,113
1,194 Elevance Health Inc 337,998
4,581 Gilead Sciences Inc 514,400
587 Humana Inc 146,674
6,603 Merck & Co Inc 515,826
671 Quest Diagnostics Inc 112,332
2,277 Royalty Pharma PLC 83,794
2,706 Zoetis Inc 394,508
TOTAL HEALTH CARE 3,777,097
INDUSTRIALS - 15.5%
3,392 3M Co 506,154
1,587 Automatic Data Processing Inc 491,176
701 Broadridge Financial Solutions Inc 173,504
1,429 Caterpillar Inc 625,931
46 CH Robinson Worldwide Inc 5,305
2,557 CSX Corp 90,876
823 Cummins Inc 302,551
1,152 Deere & Co 604,074
1,199 Ferguson Enterprises Inc 267,773
123 Hubbell Inc 53,810
1,275 Illinois Tool Works Inc 326,362
3,980 Johnson Controls International plc 417,900
1,943 Paychex Inc 280,433
677 Rockwell Automation Inc 238,108
1,971 Union Pacific Corp 437,503
TOTAL INDUSTRIALS 4,821,460
INFORMATION TECHNOLOGY - 8.9%
2,224 Accenture PLC, Class A 594,030
1,663 Analog Devices Inc 373,560
7,600 Hewlett Packard Enterprise Co 157,244
2,946 International Business Machines Corp 745,780
1,529 NXP Semiconductors NV 326,854
404 Seagate Technology Holdings PLC 63,432
2,711 Texas Instruments Inc 490,854
TOTAL INFORMATION TECHNOLOGY 2,751,754
MATERIALS - 3.2%
2,940 International Flavors & Fragrances Inc 208,828
2,990 International Paper Co 139,753
3,184 Newmont Corp 197,726
1,392 PPG Industries Inc 146,856
357 Smurfit WestRock PLC 15,844
2,289 Steel Dynamics Inc 291,985
TOTAL MATERIALS 1,000,992
REAL ESTATE - 5.4%
2,463 American Tower Corp 513,265
491 Equinix Inc 385,518
1,760 Iron Mountain Inc 171,354
3,622 Welltower Inc 597,883
TOTAL REAL ESTATE 1,668,020
UTILITIES - 5.9%
2,543 Atmos Energy Corp 396,505
4,193 Essential Utilities Inc 154,302
4,541 Eversource Energy 300,160
10,445 Exelon Corp 469,398

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UTILITIES (continued)
6,038 Sempra $ 493,184
TOTAL UTILITIES 1,813,549
TOTAL COMMON STOCKS
(Cost $29,745,180) 30,942,118
TOTAL LONG-TERM INVESTMENTS
(Cost $29,745,180) 30,942,118
OTHER ASSETS & LIABILITIES, NET - 0.2% 72,993
NET ASSETS - 100% $ 31,015,111
NUDV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 30,942,118 $ – $ – $ 30,942,118
Total $ 30,942,118 $ – $ – $ 30,942,118
a

Portfolio of Investments July 31, 2025
NUEM
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 12.0%
22,300 Autohome Inc, ADR $ 604,107
171,960 Bharti Airtel Ltd 3,757,851
79,764 (a) Bilibili Inc 1,823,903
18,009 CD Projekt SA 1,211,532
121,360 Info Edge India Ltd 1,928,904
35,000 International Games System Co Ltd 921,685
4,426 (a),(b) Krafton Inc 1,048,414
651,386 (a),(b) Kuaishou Technology 6,389,391
668,675 Mobile Telecommunications Co KSCP 1,162,533
31,730 NAVER Corp 5,376,803
207,163 NetEase Inc 5,394,155
272,690 Ooredoo QPSC 1,008,077
195,279 Saudi Telecom Co 2,188,566
279,200 Telefonica Brasil SA 1,569,909
4,943,802 Telkom Indonesia Persero Tbk PT 865,278
89,700 Tencent Music Entertainment Group, ADR 1,882,803
TOTAL COMMUNICATION SERVICES 37,133,911
CONSUMER DISCRETIONARY - 13.3%
51,043 (a),(b) Allegro.eu SA 505,987
101,968 ANTA Sports Products Ltd 1,169,060
314,175 BYD Co Ltd 4,618,573
10,960 BYD Co Ltd, Class A 159,972
40,083 China Tourism Group Duty Free Corp Ltd, Class A 361,126
16,085 Coway Co Ltd 1,263,092
44,612 Eicher Motors Ltd 2,784,980
131,146 Empresas Copec SA 862,492
460 (a),(c) FF Group 5
145,054,940 (a) GoTo Gojek Tokopedia Tbk PT 572,991
55,131 Haier Smart Home Co Ltd 173,470
17,343 Hero MotoCorp Ltd 843,543
234,792 JD.com Inc, Class A 3,675,916
36,227 LG Electronics Inc 2,021,899
22 LPP SA 98,334
131,580 Mahindra & Mahindra Ltd 4,811,300
312,870 (a),(b) Meituan, Class B 4,846,496
12,362 Naspers Ltd 3,859,460
64,602 (b) Pop Mart International Group Ltd 2,024,470
33,600 Seres Group Co Ltd, Class A 591,409
43,459 Trent Ltd 2,489,502
21,948 Trip.com Group Ltd 1,375,594
57,866 TVS Motor Co Ltd 1,850,814
TOTAL CONSUMER DISCRETIONARY 40,960,485
CONSUMER STAPLES - 4.1%
171,900 BRF SA 615,623
126,724 Cencosud SA 379,235
208,700 CP ALL PCL 301,746
102,642 Hindustan Unilever Ltd 2,954,163
13,420 (a),(b) JD Health International Inc 85,991
292,508 (b) Nongfu Spring Co Ltd 1,693,565
60,672 Raia Drogasil SA 145,976
52,422 Tata Consumer Products Ltd 642,238
396,332 Varun Beverages Ltd 2,364,453
1,135,061 Wal-Mart de Mexico SAB de CV 3,352,404
TOTAL CONSUMER STAPLES 12,535,394
ENERGY - 1.7%
72,900 COSCO SHIPPING Energy Transportation Co Ltd, Class A 101,815
10,629 HD Hyundai Co Ltd 1,092,944
101,400 Petronas Dagangan Bhd 513,063

SHARES DESCRIPTION VALUE
ENERGY (continued)
203,146 Qatar Fuel QSC $ 848,069
15,403 S-Oil Corp 696,400
328,076 Turkiye Petrol Rafinerileri AS 1,365,064
247,272 Ultrapar Participacoes SA 758,350
TOTAL ENERGY 5,375,705
FINANCIALS - 24.5%
72,079 Abu Dhabi Islamic Bank PJSC 474,103
6,498,097 Agricultural Bank of China Ltd 4,263,083
173,564 Agricultural Bank of China Ltd, Class A 151,654
51,230 Akbank TAS 85,188
1,477,274 B3 SA - Brasil Bolsa Balcao 3,319,450
57,050 Bajaj Finance Ltd 573,895
8,380,434 Bank of China Ltd 4,846,773
9,649 Capitec Bank Holdings Ltd 1,884,747
119,010 Cathay Financial Holding Co Ltd 242,825
7,156,709 China Construction Bank Corp 7,339,045
134,498 China Construction Bank Corp, Class A 175,533
706,378 China Merchants Bank Co Ltd 4,589,207
43,438 China Merchants Bank Co Ltd, Class A 267,971
196,120 CITIC Securities Co Ltd 689,543
249,100 CITIC Securities Co Ltd, Class A 1,002,591
256,497 Commercial International Bank - Egypt (CIB) 496,940
4,399 Credicorp Ltd 1,042,563
3,136,652 CTBC Financial Holding Co Ltd 4,334,932
425,730 FirstRand Ltd 1,823,699
1,616,272 Fubon Financial Holding Co Ltd 4,462,044
47,749 Grupo Cibest SA 525,051
45,100 Guotai Haitong Securities Co Ltd 126,977
312,851 HDFC Bank Ltd 7,207,818
7,190,248 Industrial & Commercial Bank of China Ltd 5,514,050
129,880 Industrial & Commercial Bank of China Ltd, Class A 136,181
427,004 Industrial Bank Co Ltd, Class A 1,340,791
8,175 KakaoBank Corp 165,646
145,600 Kasikornbank PCL 721,762
36,696 KB Financial Group Inc 2,934,516
10,171 Komercni Banka AS 487,122
5,050 (a) mBank SA 1,201,776
2,970,836 People's Insurance Co Group of China Ltd/The 2,285,841
178,600 People's Insurance Co Group of China Ltd/The, Class A 202,622
266,420 PICC Property & Casualty Co Ltd 553,882
787,169 Ping An Insurance Group Co of China Ltd 5,409,907
105,527 Piraeus Financial Holdings SA 817,683
78,584 (b) Postal Savings Bank of China Co Ltd 55,559
532,000 Postal Savings Bank of China Co Ltd, Class A 423,522
729,036 Public Bank Bhd 719,635
3,076 Santander Bank Polska SA 452,585
25,717 Shinhan Financial Group Co Ltd 1,261,001
515,914 Union Bank of India Ltd 771,291
237,000 Yuanta Financial Holding Co Ltd 247,739
TOTAL FINANCIALS 75,628,743
HEALTH CARE - 3.0%
58,500 Bangkok Dusit Medical Services PCL 38,129
2,074 (a) BeOne Medicines Ltd 47,927
20,333 Celltrion Inc 2,622,983
74,557 Cipla Ltd/India 1,323,150
9,701 Dr Sulaiman Al Habib Medical Services Group Co 678,095
131,200 Jiangsu Hengrui Pharmaceuticals Co Ltd, Class A 1,144,556
690,768 Kalbe Farma Tbk PT 60,030
24,700 Shenzhen Mindray Bio-Medical Electronics Co Ltd, Class A 792,022
5,978 (b),(d) WuXi AppTec Co Ltd 80,494
19,900 WuXi AppTec Co Ltd, Class A 265,703
241,254 (a),(b) Wuxi Biologics Cayman Inc 989,602

Portfolio of Investments July 31, 2025
(continued)
NUEM

SHARES DESCRIPTION VALUE
HEALTH CARE (continued)
14,504 Yuhan Corp $ 1,235,162
2,840 Zhangzhou Pientzehuang Pharmaceutical Co Ltd, Class A 78,380
TOTAL HEALTH CARE 9,356,233
INDUSTRIALS - 9.3%
10,483 ABB India Ltd 659,385
1,486,448 Airports of Thailand PCL 1,864,883
59,061 Contemporary Amperex Technology Co Ltd, Class A 2,167,585
15,446 (a) Doosan Enerbility Co Ltd 730,644
118,800 Embraer SA 1,711,588
49,000 Evergreen Marine Corp Taiwan Ltd 325,052
754,027 (a) GMR Airports Ltd 775,213
19,325 Grupo Aeroportuario del Pacifico SAB de CV, Class B 444,818
5,083 Havells India Ltd 87,074
2,472 HD Hyundai Electric Co Ltd 893,043
5,659 (a),(b) InterGlobe Aviation Ltd 381,826
99,730 (a) Kanzhun Ltd, ADR 1,890,881
43,700 Kuang-Chi Technologies Co Ltd, Class A 247,647
1,964,752 Latam Airlines Group SA 42,683
23,040 LG Corp 1,315,812
14,056 (a) LG Energy Solution Ltd 3,876,853
5,109 LS Electric Co Ltd 1,143,888
23,000 Metlen Energy & Metals SA 1,273,581
455,900 MISC Bhd 797,424
244,963 Rumo SA 723,703
98,472 SF Holding Co Ltd, Class A 628,237
31,915 (a) SK Square Co Ltd 3,500,340
51,566 SM Investments Corp 721,345
1,083,576 (a) Suzlon Energy Ltd 761,978
66,161 Turk Hava Yollari AO 469,400
78,845 Voltas Ltd 1,195,023
8,578 ZTO Express Cayman Inc 165,987
TOTAL INDUSTRIALS 28,795,893
INFORMATION TECHNOLOGY - 20.4%
988,898 Acer Inc 1,065,184
113,000 Asia Vital Components Co Ltd 3,494,397
363,000 Delta Electronics Inc 6,895,753
209,499 HCL Technologies Ltd 3,510,593
66,545 Infosys Ltd 1,146,322
2,754,397 Lenovo Group Ltd 3,550,892
242,364 Sunny Optical Technology Group Co Ltd 2,258,462
951,124 Taiwan Semiconductor Manufacturing Co Ltd 36,964,699
80,500 TOTVS SA 627,056
2,635,000 United Microelectronics Corp 3,668,121
TOTAL INFORMATION TECHNOLOGY 63,181,479
MATERIALS - 7.1%
2,218,980 (a) Amman Mineral Internasional PT 1,132,752
22,855 Anglogold Ashanti Plc 1,043,007
19,377 APL Apollo Tubes Ltd 354,188
14,115 Asian Paints Ltd 386,089
1,719,335 Cemex SAB de CV 1,503,967
1,390,640 Chandra Asri Pacific Tbk PT 783,846
454,358 Gerdau SA 1,366,673
44,627 Gold Fields Ltd 1,087,880
21,989 Jindal Stainless Ltd 174,233
61,050 Klabin SA 202,826
968 Korea Zinc Co Ltd 558,408
3,509 PI Industries Ltd 170,281
51,961 Pidilite Industries Ltd 1,702,281
1,196,423 Press Metal Aluminium Holdings Bhd 1,497,983
27,363 SABIC Agri-Nutrients Co 869,523
297,642 (a) Saudi Arabian Mining Co 4,126,092

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to
SHARES DESCRIPTION VALUE
MATERIALS (continued)
211,902 Saudi Basic Industries Corp $ 3,087,213
6,532 SKC Co Ltd 476,665
17,006 Supreme Industries Ltd 836,121
8,944 Valterra Platinum Ltd 406,342
22,900 Zangge Mining Co Ltd, Class A 145,940
TOTAL MATERIALS 21,912,310
REAL ESTATE - 2.1%
991,776 Emaar Properties PJSC 4,117,662
102,433 (b) Lodha Developers Ltd 1,440,163
43,271 Oberoi Realty Ltd 805,217
TOTAL REAL ESTATE 6,363,042
UTILITIES - 2.3%
369,200 China Yangtze Power Co Ltd, Class A 1,425,554
34,900 Engie Brasil Energia SA 248,914
243,798 ENN Energy Holdings Ltd 1,989,205
82,530 Manila Electric Co 759,758
670,681 Power Grid Corp of India Ltd 2,227,979
169,852 Tenaga Nasional Bhd 518,517
TOTAL UTILITIES 7,169,927
TOTAL COMMON STOCKS
(Cost $236,136,656) 308,413,122
TOTAL LONG-TERM INVESTMENTS
(Cost $236,136,656) 308,413,122
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
48,073 (e) State Street Navigator Securities Lending Government Money
Market Portfolio
4.320% (f) $ 48,073
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $48,073) 48,073
TOTAL INVESTMENTS - 99.8%
(Cost $236,184,729 ) 308,461,195
OTHER ASSETS & LIABILITIES, NET - 0.2% 743,525
NET ASSETS - 100% $ 309,204,720
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $19,541,960 or 6.3% of Total Investments.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $43,021.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments July 31, 2025
(continued)
NUEM

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NUEM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 305,486,597 $ 2,926,520 $ 5 $ 308,413,122
Investments Purchased with Collateral from Securities
Lending 48,073 – – 48,073
Total $ 305,534,670 $ 2,926,520 $ 5 $ 308,461,195
a

Portfolio of Investments July 31, 2025
NUDM
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
COMMUNICATION SERVICES - 6.0%
11,027 CAR Group Ltd $ 271,067
1,138,499 HKT Trust & HKT Ltd 1,792,592
6,400 Nintendo Co Ltd 539,659
32,284 Publicis Groupe SA 2,963,428
6,782 REA Group Ltd 1,045,709
1,464,937 SoftBank Corp 2,127,880
159,305 SoftBank Group Corp 12,501,359
184,198 Telenor ASA 2,839,886
69,639 Telstra Group Ltd 222,840
39,187 Universal Music Group NV 1,138,325
5,983,908 Vodafone Group PLC 6,494,986
324,741 WPP PLC 1,761,954
TOTAL COMMUNICATION SERVICES 33,699,685
CONSUMER DISCRETIONARY - 10.6%
59,926 Amadeus IT Group SA 4,829,965
4,200 Bandai Namco Holdings Inc 136,972
169,714 Bridgestone Corp 6,913,961
192,590 Cie Generale des Etablissements Michelin SCA 6,890,574
6,452 D'ieteren Group 1,283,444
653 Hermes International SCA 1,607,631
8,385 Industria de Diseno Textil SA 402,210
123,600 Isuzu Motors Ltd 1,599,462
16,107 Kering SA 3,991,216
276,312 Oriental Land Co Ltd/Japan 5,719,206
691,947 Panasonic Holdings Corp 6,623,141
78,323 Prosus NV 4,503,723
29,800 Sanrio Co Ltd 1,232,236
33,400 Sekisui House Ltd 707,305
447,722 Sony Group Corp 10,953,935
276,900 Yamaha Motor Co Ltd 2,011,961
TOTAL CONSUMER DISCRETIONARY 59,406,942
CONSUMER STAPLES - 9.4%
241,688 Ajinomoto Co Inc 6,431,845
97,970 Associated British Foods PLC 2,849,669
1,082 Barry Callebaut AG 1,327,767
21,948 Coca-Cola Europacific Partners PLC 2,127,200
56,771 Coca-Cola HBC AG 2,964,539
100,432 Danone SA 8,262,527
31,099 Henkel AG & Co KGaA 2,217,518
17,490 Kerry Group PLC, Class A 1,624,467
87,504 Mowi ASA 1,644,932
54,225 Reckitt Benckiser Group PLC 4,070,140
1,155,447 Tesco PLC 6,504,607
183,997 Unilever PLC 10,733,118
578,024 Wilmar International Ltd 1,314,349
31,099 Woolworths Group Ltd 630,926
TOTAL CONSUMER STAPLES 52,703,604
ENERGY - 0.4%
127,567 Neste Oyj 2,019,995
TOTAL ENERGY 2,019,995
FINANCIALS - 25.9%
156,701 3i Group PLC 8,607,917
29,100 Allianz SE 11,563,929
199,514 AXA SA 9,746,091
1,162,715 Banco Santander SA 10,028,751
8,999 Banque Cantonale Vaudoise 1,044,463
269,980 Credit Agricole SA 4,990,417
189,925 Deutsche Bank AG 6,300,690

Portfolio of Investments July 31, 2025
(continued)
NUDM

SHARES DESCRIPTION VALUE
FINANCIALS (continued)
268,786 DNB Bank ASA $ 6,849,265
12,133 Eurazeo SE 717,251
208,242 Generali 7,798,558
113,546 Hong Kong Exchanges & Clearing Ltd 6,176,324
422,335 Insurance Australia Group Ltd 2,384,737
1,693,566 Intesa Sanpaolo SpA 10,263,625
27,048 KBC Group NV 2,840,673
5,219,459 Lloyds Banking Group PLC 5,373,765
8,045 London Stock Exchange Group PLC 985,849
78,137 Mediobanca Banca di Credito Finanziario SpA 1,729,601
282,963 Mizuho Financial Group Inc 8,427,125
165,250 Sompo Holdings Inc 4,910,449
162,700 Sumitomo Mitsui Financial Group Inc 4,167,637
144,635 Suncorp Group Ltd 1,951,859
436,781 Svenska Handelsbanken AB 5,356,942
234,743 Swedbank AB 6,279,985
60,443 Tokio Marine Holdings Inc 2,459,570
204,201 UBS Group AG 7,654,551
9,019 Zurich Insurance Group AG 6,181,855
TOTAL FINANCIALS 144,791,879
HEALTH CARE - 10.1%
1,219 (a) Argenx SE 829,307
285,023 Astellas Pharma Inc 2,989,527
121,700 Chugai Pharmaceutical Co Ltd 5,951,772
34,740 CSL Ltd 6,059,302
148,753 Daiichi Sankyo Co Ltd 3,676,940
30,025 EssilorLuxottica SA 8,955,506
14,352 Eurofins Scientific SE 1,105,832
456 Lonza Group AG 321,202
32,058 Merck KGaA 4,047,106
3,701 (a),(b) NMC Health PLC –
118,294 Novartis AG 13,720,968
134,774 Novo Nordisk A/S, Class B 6,501,135
1,116,989 Sigma Healthcare Ltd 2,078,407
TOTAL HEALTH CARE 56,237,004
INDUSTRIALS - 20.5%
166,492 ABB Ltd 10,973,034
6,029 ACS Actividades de Construccion y Servicios SA 416,770
55,123 AerCap Holdings NV 5,911,942
68,686 Alstom SA 1,622,597
57,094 Bouygues SA 2,362,281
411,308 Brambles Ltd 6,331,849
98,175 Bunzl PLC 2,928,386
158,076 Computershare Ltd 4,289,902
34,030 Dai Nippon Printing Co Ltd 526,974
29,623 DCC PLC 1,865,991
20,636 Eiffage SA 2,778,754
2,570 Ferrovial SE 132,072
711,744 (a) Grab Holdings Ltd 3,480,428
44,200 IHI Corp 4,988,451
436,151 Keppel Ltd 2,847,496
1,689 Knorr- Bremse AG 169,826
142,411 Komatsu Ltd 4,603,671
11,971 Kone Oyj , Class B 739,050
12,342 Kuehne + Nagel International AG 2,526,763
395,024 Mitsubishi Electric Corp 8,772,187
465,894 MTR Corp Ltd 1,676,625
57,400 Recruit Holdings Co Ltd 3,452,505
109,235 RELX PLC 5,689,714
24,075 Schneider Electric SE 6,289,408
30,440 SGS SA 3,103,789
50,225 Siemens AG 12,928,320

SHARES DESCRIPTION VALUE
INDUSTRIALS (continued)
100,426 Smiths Group PLC $ 3,125,770
107,259 Swire Pacific Ltd 970,796
429,776 Transurban Group 3,824,142
5,185 (c) VAT Group AG 1,835,709
153,768 Vestas Wind Systems A/S 2,830,151
21,755 Wartsila OYJ Abp 603,566
TOTAL INDUSTRIALS 114,598,919
INFORMATION TECHNOLOGY - 6.4%
18,125 ASML Holding NV 12,718,680
39,723 Infineon Technologies AG 1,574,671
18,026 Logitech International SA 1,690,166
163,200 Ricoh Co Ltd 1,442,823
54,173 SAP SE 15,550,455
10,038 Temenos AG 904,230
11,600 Tokyo Electron Ltd 2,106,568
TOTAL INFORMATION TECHNOLOGY 35,987,593
MATERIALS - 4.8%
118,586 Antofagasta PLC 2,945,583
2,158 Arkema SA 147,949
85,499 Boliden AB 2,635,981
18,370 (a) Covestro AG 1,248,902
4,576 Croda International PLC 158,173
19,050 Evonik Industries AG 380,908
392,266 Fortescue Ltd 4,487,990
1,346 Givaudan SA 5,653,847
31,883 (a) James Hardie Industries PLC 848,005
117,200 Shin-Etsu Chemical Co Ltd 3,422,665
81,242 SIG Group AG 1,320,601
73,871 Sumitomo Metal Mining Co Ltd 1,646,814
21,930 Syensqo SA 1,755,986
TOTAL MATERIALS 26,653,404
REAL ESTATE - 2.6%
917,500 CapitaLand Ascendas REIT 1,973,118
698,500 CapitaLand Investment Ltd/Singapore 1,496,767
110,500 Daiwa House Industry Co Ltd 3,674,155
264,077 Goodman Group 5,981,502
1,080,882 Sino Land Co Ltd 1,246,112
TOTAL REAL ESTATE 14,371,654
UTILITIES - 2.9%
344,219 EDP SA 1,491,585
148,084 Iberdrola SA 2,602,492
3,773 (a) Iberdrola SA 66,309
392,187 Meridian Energy Ltd 1,319,708
520,948 National Grid PLC 7,307,584
69,706 SSE PLC 1,705,152
20,377 Verbund AG 1,524,118
TOTAL UTILITIES 16,016,948
TOTAL COMMON STOCKS
(Cost $461,016,004) 556,487,627
TOTAL LONG-TERM INVESTMENTS
(Cost $461,016,004) 556,487,627
OTHER ASSETS & LIABILITIES, NET - 0.4% 2,487,061
NET ASSETS - 100% $ 558,974,688
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those tran sactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $1,835,709 or 0.3% of Total Investments.

Portfolio of Investments July 31, 2025
(continued)
NUDM

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NUDM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 556,421,318 $ 66,309 $ –* $ 556,487,627
Total $ 556,421,318 $ 66,309 $ – $ 556,487,627
a
* Value equals zero as of the end of the reporting period.

Portfolio of Investments July 31, 2025
NULC
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 8.6%
7,853 Alphabet Inc, Class A $ 1,506,991
5,590 Alphabet Inc, Class C 1,078,087
7,385 Comcast Corp, Class A 245,403
1,873 (a) Liberty Media Corp-Liberty Formula One, Class C 187,956
10,533 Verizon Communications Inc 450,391
6,917 Walt Disney Co/The 823,884
TOTAL COMMUNICATION SERVICES 4,292,712
CONSUMER DISCRETIONARY - 8.1%
2,104 (a) Aptiv PLC 144,419
88 Booking Holdings Inc 484,357
794 (a) Carvana Co 309,795
877 (a) Deckers Outdoor Corp 93,111
2,494 (a) DoorDash Inc, Class A 624,124
1,158 eBay Inc 106,246
1,404 (a) Garmin Ltd 307,139
351 Home Depot Inc/The 128,996
586 Lowe's Cos Inc 131,012
998 McDonald's Corp 299,470
271 (a) MercadoLibre Inc 643,324
7,173 (a) Rivian Automotive Inc, Class A 92,317
5,089 TJX Cos Inc/The 633,733
377 Williams-Sonoma Inc 70,518
TOTAL CONSUMER DISCRETIONARY 4,068,561
CONSUMER STAPLES - 6.3%
255 Albertsons Cos Inc, Class A 4,901
11,968 Coca-Cola Co/The 812,508
1,864 (a) Dollar Tree Inc 211,657
3,695 PepsiCo Inc 509,614
5,630 Procter & Gamble Co/The 847,146
4,463 Sysco Corp 355,255
4,158 Target Corp 417,879
TOTAL CONSUMER STAPLES 3,158,960
ENERGY - 2.6%
7,615 Baker Hughes Co 343,056
1,992 Cheniere Energy Inc 469,873
5,700 ONEOK Inc 468,027
TOTAL ENERGY 1,280,956
FINANCIALS - 15.8%
4,693 Aflac Inc 466,296
445 American Express Co 133,193
13,400 Bank of America Corp 633,418
933 Cboe Global Markets Inc 224,890
9,499 Citigroup Inc 890,056
481 Fidelity National Information Services Inc 38,196
57 Goldman Sachs Group Inc/The 41,245
3,008 Marsh & McLennan Cos Inc 599,194
1,759 Mastercard Inc, Class A 996,421
876 Moody's Corp 451,779
5,323 Morgan Stanley 758,315
745 PNC Financial Services Group Inc/The 141,751
1,416 S&P Global Inc 780,358
898 Travelers Cos Inc/The 233,696
2,131 Truist Financial Corp 93,146
7,422 US Bancorp 333,693
3,186 Visa Inc, Class A 1,100,667
34 Willis Towers Watson PLC 10,738
TOTAL FINANCIALS 7,927,052

Portfolio of Investments July 31, 2025
(continued)
NULC

SHARES DESCRIPTION VALUE
HEALTH CARE - 8.9%
2,393 AbbVie Inc $ 452,325
3,091 Danaher Corp 609,422
2,166 (a) Dexcom Inc 174,948
5,246 (a) Edwards Lifesciences Corp 416,060
167 Elevance Health Inc 47,274
1,416 Eli Lilly & Co 1,047,939
1,619 HCA Healthcare Inc 573,110
96 (a) IDEXX Laboratories Inc 51,294
109 McKesson Corp 75,596
1,373 (a) Veeva Systems Inc, Class A 390,207
942 (a) Vertex Pharmaceuticals Inc 430,371
1,322 Zoetis Inc 192,734
TOTAL HEALTH CARE 4,461,280
INDUSTRIALS - 11.2%
4,323 3M Co 645,078
1,507 Automatic Data Processing Inc 466,416
666 (a) Axon Enterprise Inc 503,156
2,089 Carrier Global Corp 143,347
398 Caterpillar Inc 174,332
24 Cintas Corp 5,341
6,228 (a) Copart Inc 282,315
1,222 Cummins Inc 449,232
1,557 Ferguson Enterprises Inc 347,725
1,562 GE Vernova Inc 1,031,373
2,544 Illinois Tool Works Inc 651,188
247 Old Dominion Freight Line Inc 36,865
464 Parker-Hannifin Corp 339,602
2,149 Union Pacific Corp 477,013
52 United Rentals Inc 45,913
TOTAL INDUSTRIALS 5,598,896
INFORMATION TECHNOLOGY - 32.3%
2,421 Accenture PLC, Class A 646,649
1,807 (a) Adobe Inc 646,346
1,977 (a) Advanced Micro Devices Inc 348,565
1,333 (a) Akamai Technologies Inc 101,721
2,057 Applied Materials Inc 370,383
3,597 (a) Arista Networks Inc 443,222
934 (a) Atlassian Corp, Class A 179,123
5,717 Broadcom Inc 1,679,083
2,098 (a) Cadence Design Systems Inc 764,868
1,289 (a) GoDaddy Inc, Class A 208,277
11,987 Hewlett Packard Enterprise Co 248,011
8,603 HP Inc 213,354
8,596 Intel Corp 170,201
3,065 International Business Machines Corp 775,905
1,577 (a) Keysight Technologies Inc 258,486
1,405 Lam Research Corp 133,250
741 (a) MongoDB Inc 176,276
864 Motorola Solutions Inc 379,279
1,883 NetApp Inc 196,077
25,791 NVIDIA Corp 4,587,445
1,514 (a) Okta Inc 148,069
437 (a) Palo Alto Networks Inc 75,863
2,826 (a) Pure Storage Inc, Class A 168,204
2,926 Salesforce Inc 755,874
1,932 Seagate Technology Holdings PLC 303,343
767 (a) ServiceNow Inc 723,373
1,289 (a) Synopsys Inc 816,543
468 Texas Instruments Inc 84,736
2,243 (a) Trimble Inc 188,165
1,328 (a) Twilio Inc, Class A 171,312

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
INFORMATION TECHNOLOGY (continued)
3,155 Western Digital Corp $ 248,267
TOTAL INFORMATION TECHNOLOGY 16,210,270
MATERIALS - 2.2%
2,329 Ecolab Inc 609,639
4,418 International Paper Co 206,497
1,280 Newmont Corp 79,488
214 PPG Industries Inc 22,577
624 Steel Dynamics Inc 79,597
383 Vulcan Materials Co 105,199
TOTAL MATERIALS 1,102,997
REAL ESTATE - 1.8%
213 Equinix Inc 167,241
4,503 Welltower Inc 743,310
TOTAL REAL ESTATE 910,551
UTILITIES - 2.0%
388 American Water Works Co Inc 54,413
3,082 Consolidated Edison Inc 318,987
3,459 Exelon Corp 155,448
5,891 Sempra 481,177
TOTAL UTILITIES 1,010,025
TOTAL COMMON STOCKS
(Cost $39,799,385) 50,022,260
TOTAL LONG-TERM INVESTMENTS
(Cost $39,799,385) 50,022,260
OTHER ASSETS & LIABILITIES, NET - 0.2% 120,355
NET ASSETS - 100% $ 50,142,615
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Portfolio of Investments July 31, 2025
(continued)
NULC

NULC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 50,022,260 $ – $ – $ 50,022,260
Total $ 50,022,260 $ – $ – $ 50,022,260
a

Portfolio of Investments July 31, 2025
NULG
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
COMMUNICATION SERVICES - 10.0%
366,688 Alphabet Inc, Class A $ 70,367,427
385,423 Alphabet Inc, Class C 74,332,680
73,852 (a) Live Nation Entertainment Inc 10,907,941
1,391,931 (a) Warner Bros Discovery Inc 18,331,731
TOTAL COMMUNICATION SERVICES 173,939,779
CONSUMER DISCRETIONARY - 11.0%
3,135 (a) AutoZone Inc 11,813,871
5,692 Booking Holdings Inc 31,329,110
13,999 (a) Burlington Stores Inc 3,821,167
64,521 (a) Carvana Co 25,174,159
260,861 (a) Chipotle Mexican Grill Inc 11,185,720
84,806 (a) Deckers Outdoor Corp 9,003,853
59,655 (a) DoorDash Inc, Class A 14,928,664
47,797 Expedia Group Inc 8,613,975
23,409 Hyatt Hotels Corp 3,299,967
28,749 (a) Lululemon Athletica Inc 5,765,037
10,027 (a) MercadoLibre Inc 23,802,995
126,484 (a) O'Reilly Automotive Inc 12,435,907
164,673 (a) Rivian Automotive Inc, Class A 2,119,341
90,389 Royal Caribbean Cruises Ltd 28,731,951
TOTAL CONSUMER DISCRETIONARY 192,025,717
CONSUMER STAPLES - 2.5%
33,779 Colgate-Palmolive Co 2,832,369
43,691 Costco Wholesale Corp 41,053,811
TOTAL CONSUMER STAPLES 43,886,180
ENERGY - 0.7%
48,155 Cheniere Energy Inc 11,358,801
TOTAL ENERGY 11,358,801
FINANCIALS - 8.7%
7,394 FactSet Research Systems Inc 2,979,042
82,419 Mastercard Inc, Class A 46,687,891
50,478 Moody's Corp 26,033,019
42,847 S&P Global Inc 23,612,982
152,629 Visa Inc, Class A 52,728,741
TOTAL FINANCIALS 152,041,675
HEALTH CARE - 6.1%
115,243 (a) Edwards Lifesciences Corp 9,139,922
63,958 Eli Lilly & Co 47,333,397
65,061 Gilead Sciences Inc 7,305,700
31,363 (a) IDEXX Laboratories Inc 16,757,564
5,604 (a) Mettler-Toledo International Inc 6,913,543
10,128 (a) Veeva Systems Inc, Class A 2,878,378
8,253 (a) Vertex Pharmaceuticals Inc 3,770,548
14,893 West Pharmaceutical Services Inc 3,563,299
62,976 Zoetis Inc 9,181,271
TOTAL HEALTH CARE 106,843,622
INDUSTRIALS - 9.4%
27,377 (a) Axon Enterprise Inc 20,683,050
54,773 Cintas Corp 12,189,731
351,047 (a) Copart Inc 15,912,961
33,446 GE Vernova Inc 22,084,059
16,720 Old Dominion Freight Line Inc 2,495,460
81,773 Otis Worldwide Corp 7,007,128
65,985 Quanta Services Inc 26,798,488
32,452 Trane Technologies PLC 14,216,572
181,904 (a) Uber Technologies Inc 15,962,076
73,493 Veralto Corp 7,704,271

Portfolio of Investments July 31, 2025
(continued)
NULG

Investments in Derivatives
SHARES DESCRIPTION VALUE
INDUSTRIALS (continued)
19,248 WW Grainger Inc $ 20,009,066
TOTAL INDUSTRIALS 165,062,862
INFORMATION TECHNOLOGY - 48.8%
72,897 (a) Adobe Inc 26,074,528
271,539 (a) Advanced Micro Devices Inc 47,875,041
271,600 (a) Arista Networks Inc 33,466,552
72,470 (a) Atlassian Corp, Class A 13,898,297
79,930 (a) Autodesk Inc 24,227,582
95,061 Bentley Systems Inc, Class B 5,511,637
350,019 Broadcom Inc 102,800,580
78,363 (a) Cadence Design Systems Inc 28,568,799
53,788 (a) Dynatrace Inc 2,829,787
11,837 (a) F5 Inc 3,709,953
30,184 (a) First Solar Inc 5,274,050
45,399 (a) Gartner Inc 15,374,371
11,646 (a) HubSpot Inc 6,051,844
42,874 Intuit Inc 33,661,664
27,516 KLA Corp 24,187,389
217,396 Marvell Technology Inc 17,472,117
56,970 Motorola Solutions Inc 25,008,691
141,420 (a) Nutanix Inc, Class A 10,630,541
1,509,614 NVIDIA Corp 268,515,042
77,177 (a) Palo Alto Networks Inc 13,397,927
71,111 (a) PTC Inc 15,275,354
183,453 (a) Pure Storage Inc, Class A 10,919,123
31,524 (a) ServiceNow Inc 29,730,915
56,584 (a) Synopsys Inc 35,844,266
25,495 (a) Tyler Technologies Inc 14,903,357
32,475 VeriSign Inc 8,731,553
62,418 (a) Workday Inc, Class A 14,317,441
48,947 (a) Zscaler Inc 13,977,305
TOTAL INFORMATION TECHNOLOGY 852,235,706
MATERIALS - 1.6%
85,729 Ecolab Inc 22,440,423
22,733 Vulcan Materials Co 6,244,073
TOTAL MATERIALS 28,684,496
REAL ESTATE - 0.8%
43,076 (a) CBRE Group Inc, Class A 6,708,656
10,331 Equinix Inc 8,111,592
TOTAL REAL ESTATE 14,820,248
TOTAL COMMON STOCKS
(Cost $1,365,064,243) 1,740,899,086
TOTAL LONG-TERM INVESTMENTS
(Cost $1,365,064,243) 1,740,899,086
OTHER ASSETS & LIABILITIES, NET - 0.4% 6,680,037
NET ASSETS - 100% $ 1,747,579,123
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-mini Nasdaq-100 12 9/25 $ 5,576,640 $ 5,607,600 $ 30,960
Total $5,576,640 $5,607,600 $30,960

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NULG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,740,899,086 $ – $ – $ 1,740,899,086
Investments in Derivatives:
Futures Contracts* 30,960 – – 30,960
Total $ 1,740,930,046 $ – $ – $ 1,740,930,046
a
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments July 31, 2025
NULV
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
COMMUNICATION SERVICES - 7.8%
404,173 Comcast Corp, Class A $ 13,430,669
159,016 Electronic Arts Inc 24,248,350
130,202 (a) ROBLOX Corp, Class A 17,940,533
42,840 (a) Take-Two Interactive Software Inc 9,541,753
780,379 Verizon Communications Inc 33,369,006
317,351 Walt Disney Co/The 37,799,678
TOTAL COMMUNICATION SERVICES 136,329,989
CONSUMER DISCRETIONARY - 5.0%
323,671 eBay Inc 29,696,814
55,536 Home Depot Inc/The 20,410,035
119,691 Lowe's Cos Inc 26,759,317
64,118 PulteGroup Inc 7,240,205
131,010 (a) Rivian Automotive Inc, Class A 1,686,099
2,515 Williams-Sonoma Inc 470,431
TOTAL CONSUMER DISCRETIONARY 86,262,901
CONSUMER STAPLES - 10.2%
333,567 Archer-Daniels-Midland Co 18,072,660
93,314 Bunge Global SA 7,442,725
584,555 Coca-Cola Co/The 39,685,439
49,436 General Mills Inc 2,421,375
120,797 Hormel Foods Corp 3,393,188
971,005 Kenvue Inc 20,818,347
365,040 Keurig Dr Pepper Inc 11,918,556
146,583 Kraft Heinz Co/The 4,025,169
288,945 Procter & Gamble Co/The 43,477,554
251,151 Target Corp 25,240,676
TOTAL CONSUMER STAPLES 176,495,689
ENERGY - 4.1%
614,141 Baker Hughes Co 27,667,052
77,398 Cheniere Energy Inc 18,256,640
300,770 ONEOK Inc 24,696,225
TOTAL ENERGY 70,619,917
FINANCIALS - 22.1%
71,160 Aflac Inc 7,070,458
111,705 American Express Co 33,434,424
52,753 Arthur J Gallagher & Co 15,153,299
889,581 Bank of America Corp 42,050,494
288,967 Bank of New York Mellon Corp/The 29,315,702
12,063 Capital One Financial Corp 2,593,545
72,746 Cboe Global Markets Inc 17,534,696
414,509 Citigroup Inc 38,839,493
304,026 Fidelity National Information Services Inc 24,142,705
30,133 Goldman Sachs Group Inc/The 21,803,937
22,794 Intercontinental Exchange Inc 4,213,015
31,191 Jack Henry & Associates Inc 5,296,700
115,583 Marsh & McLennan Cos Inc 23,024,134
203,616 Morgan Stanley 29,007,135
133,739 PNC Financial Services Group Inc/The 25,446,519
9,805 Regions Financial Corp 248,361
55,372 S&P Global Inc 30,515,509
94,425 Travelers Cos Inc/The 24,573,162
62,918 Truist Financial Corp 2,750,146
126,557 US Bancorp 5,690,003
4,492 Willis Towers Watson PLC 1,418,618
TOTAL FINANCIALS 384,122,055

SHARES DESCRIPTION VALUE
HEALTH CARE - 13.9%
165,759 AbbVie Inc $ 31,331,766
400,274 Bristol-Myers Squibb Co 17,335,867
111,301 Cardinal Health Inc 17,276,141
56,235 Cencora Inc 16,087,709
80,843 Cigna Group/The 21,615,801
137,925 Danaher Corp 27,193,293
203,471 (a) Edwards Lifesciences Corp 16,137,285
124,482 Gilead Sciences Inc 13,978,084
58,899 HCA Healthcare Inc 20,849,657
451,113 Merck & Co Inc 35,240,948
3,084 Regeneron Pharmaceuticals Inc 1,682,199
101,201 (a) Solventum Corp 7,221,703
38,123 STERIS PLC 8,634,478
24,593 West Pharmaceutical Services Inc 5,884,121
TOTAL HEALTH CARE 240,469,052
INDUSTRIALS - 14.5%
177,207 3M Co 26,442,829
79,498 Automatic Data Processing Inc 24,604,631
40,626 Broadridge Financial Solutions Inc 10,055,341
41,430 Caterpillar Inc 18,147,169
58,842 Deere & Co 30,854,980
8,598 Expeditors International of Washington Inc 999,432
110,052 Ferguson Enterprises Inc 24,577,913
227,469 Fortive Corp 10,902,589
72,389 Jacobs Solutions Inc 10,269,827
129,312 Johnson Controls International plc 13,577,760
46,586 Old Dominion Freight Line Inc 6,952,961
40,625 Parker-Hannifin Corp 29,733,437
53,471 Rockwell Automation Inc 18,806,285
100,832 Union Pacific Corp 22,381,679
3,313 United Rentals Inc 2,925,180
TOTAL INDUSTRIALS 251,232,013
INFORMATION TECHNOLOGY - 12.5%
101,633 (a) Akamai Technologies Inc 7,755,614
27,372 Analog Devices Inc 6,148,572
153,705 Applied Materials Inc 27,676,122
26,085 (a) F5 Inc 8,175,561
35,366 (a) First Solar Inc 6,179,501
240,654 Hewlett Packard Enterprise Co 4,979,131
1,104,615 Intel Corp 21,871,377
145,132 International Business Machines Corp 36,740,166
19,887 (a) MongoDB Inc 4,730,919
23,987 NXP Semiconductors NV 5,127,701
141,561 Salesforce Inc 36,569,453
167,649 Texas Instruments Inc 30,354,528
101,264 (a) Twilio Inc, Class A 13,063,056
101,924 Western Digital Corp 8,020,400
TOTAL INFORMATION TECHNOLOGY 217,392,101
MATERIALS - 1.9%
28,205 Ball Corp 1,615,018
62,063 Ecolab Inc 16,245,611
86,887 Newmont Corp 5,395,683
71,965 Steel Dynamics Inc 9,179,855
TOTAL MATERIALS 32,436,167
REAL ESTATE - 3.5%
35,056 American Tower Corp 7,305,320
39,888 (a) CBRE Group Inc, Class A 6,212,157
11,945 Equinix Inc 9,378,856
4,050 Iron Mountain Inc 394,308
58,861 Prologis Inc 6,285,177

Portfolio of Investments July 31, 2025
(continued)
NULV

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
REAL ESTATE (continued)
187,517 Welltower Inc $ 30,953,431
TOTAL REAL ESTATE 60,529,249
UTILITIES - 4.2%
5,652 American Water Works Co Inc 792,636
49,072 Atmos Energy Corp 7,651,306
228,794 Consolidated Edison Inc 23,680,179
336,606 Exelon Corp 15,127,074
319,814 Sempra 26,122,408
TOTAL UTILITIES 73,373,603
TOTAL COMMON STOCKS
(Cost $1,634,548,994) 1,729,262,736
TOTAL LONG-TERM INVESTMENTS
(Cost $1,634,548,994) 1,729,262,736
OTHER ASSETS & LIABILITIES, NET - 0.3% 4,678,517
NET ASSETS - 100% $ 1,733,941,253
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
NULV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,729,262,736 $ – $ – $ 1,729,262,736
Total $ 1,729,262,736 $ – $ – $ 1,729,262,736
a

Portfolio of Investments July 31, 2025
NUMG
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
COMMUNICATION SERVICES - 10.2%
92,813 (a) Liberty Media Corp-Liberty Formula One, Class C $ 9,313,785
65,531 (a) Live Nation Entertainment Inc 9,678,929
43,214 (a) Take-Two Interactive Software Inc 9,625,054
998,173 (a) Warner Bros Discovery Inc 13,145,938
TOTAL COMMUNICATION SERVICES 41,763,706
CONSUMER DISCRETIONARY - 11.7%
30,977 (a) Burlington Stores Inc 8,455,482
39,771 (a) Carvana Co 15,517,451
68,372 (a) Deckers Outdoor Corp 7,259,055
36,374 (a) Lululemon Athletica Inc 7,294,078
354,127 (a) Rivian Automotive Inc, Class A 4,557,615
9,278 (a) Ulta Beauty Inc 4,778,263
TOTAL CONSUMER DISCRETIONARY 47,861,944
ENERGY - 3.0%
72,708 Targa Resources Corp 12,099,338
TOTAL ENERGY 12,099,338
FINANCIALS - 10.3%
69,330 Ares Management Corp, Class A 12,862,795
132,882 Equitable Holdings Inc 6,823,491
13,384 FactSet Research Systems Inc 5,392,413
28,426 LPL Financial Holdings Inc 11,249,021
2,961 (a) Markel Group Inc 5,946,547
TOTAL FINANCIALS 42,274,267
HEALTH CARE - 13.7%
25,207 (a) IDEXX Laboratories Inc 13,468,352
89,165 (a) Incyte Corp 6,677,567
6,871 (a) Mettler-Toledo International Inc 8,476,615
50,454 (a) Veeva Systems Inc, Class A 14,339,027
21,429 (a) Waters Corp 6,187,838
28,512 West Pharmaceutical Services Inc 6,821,781
TOTAL HEALTH CARE 55,971,180
INDUSTRIALS - 21.8%
20,662 (a) Axon Enterprise Inc 15,609,934
108,026 Delta Air Lines Inc 5,748,064
19,416 EMCOR Group Inc 12,183,346
14,597 Lennox International Inc 8,889,573
53,649 Old Dominion Freight Line Inc 8,007,113
42,839 Quanta Services Inc 17,398,203
73,555 Veralto Corp 7,710,771
13,336 WW Grainger Inc 13,863,305
TOTAL INDUSTRIALS 89,410,309
INFORMATION TECHNOLOGY - 25.2%
95,254 (a) Docusign Inc 7,205,013
152,595 (a) Dynatrace Inc 8,028,023
16,120 (a) F5 Inc 5,052,330
7,139 (a) Fair Isaac Corp 10,256,744
40,200 (a) First Solar Inc 7,024,146
24,955 (a) Gartner Inc 8,451,011
53,895 (a) GoDaddy Inc, Class A 8,708,354
17,333 (a) HubSpot Inc 9,007,094
37,033 (a) MongoDB Inc 8,809,780
110,681 (a) Nutanix Inc, Class A 8,319,891
52,257 (a) PTC Inc 11,225,326
39,304 (a) Zscaler Inc 11,223,650
TOTAL INFORMATION TECHNOLOGY 103,311,362

Portfolio of Investments July 31, 2025
(continued)
NUMG

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
MATERIALS - 1.7%
25,243 Vulcan Materials Co $ 6,933,495
TOTAL MATERIALS 6,933,495
REAL ESTATE - 2.3%
59,679 (a) CBRE Group Inc, Class A 9,294,407
TOTAL REAL ESTATE 9,294,407
TOTAL COMMON STOCKS
(Cost $393,930,820) 408,920,008
TOTAL LONG-TERM INVESTMENTS
(Cost $393,930,820) 408,920,008
OTHER ASSETS & LIABILITIES, NET - 0.1% 290,907
NET ASSETS - 100% $ 409,210,915
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
NUMG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 408,920,008 $ – $ – $ 408,920,008
Total $ 408,920,008 $ – $ – $ 408,920,008
a

Portfolio of Investments July 31, 2025
NUMV
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 2.9%
76,077 Omnicom Group Inc $ 5,481,348
24,645 (a) Take-Two Interactive Software Inc 5,489,181
TOTAL COMMUNICATION SERVICES 10,970,529
CONSUMER DISCRETIONARY - 6.3%
1,187 Best Buy Co Inc 77,226
47,682 Genuine Parts Co 6,145,256
74,290 LKQ Corp 2,189,326
7,078 Pool Corp 2,181,015
55,517 PulteGroup Inc 6,268,980
158,455 (a) Rivian Automotive Inc, Class A 2,039,316
90,404 Tractor Supply Co 5,148,508
596 Williams-Sonoma Inc 111,482
TOTAL CONSUMER DISCRETIONARY 24,161,109
CONSUMER STAPLES - 8.8%
131,917 Archer-Daniels-Midland Co 7,147,263
68,920 Bunge Global SA 5,497,059
62,657 Church & Dwight Co Inc 5,875,347
5,115 Clorox Co/The 642,239
109,691 General Mills Inc 5,372,665
53,512 Kellanova 4,271,863
68,123 McCormick & Co Inc/MD 4,811,528
1,859 The Campbell's Company 59,339
TOTAL CONSUMER STAPLES 33,677,303
ENERGY - 2.4%
205,016 Baker Hughes Co 9,235,971
TOTAL ENERGY 9,235,971
FINANCIALS - 15.2%
258,356 Annaly Capital Management Inc 5,252,378
6,957 Arch Capital Group Ltd 598,719
29,123 Cboe Global Markets Inc 7,019,808
28,287 Citizens Financial Group Inc 1,349,856
83,624 Equitable Holdings Inc 4,294,092
8,146 Everest Group Ltd 2,735,427
48,061 Hartford Insurance Group Inc/The 5,978,308
306,585 Huntington Bancshares Inc/OH 5,037,192
778 Jack Henry & Associates Inc 132,116
416 (a) Markel Group Inc 835,449
42,874 Nasdaq Inc 4,125,336
18,585 Raymond James Financial Inc 3,106,111
28,399 State Street Corp 3,173,588
29,281 Synchrony Financial 2,040,007
50,789 T Rowe Price Group Inc 5,152,544
22,804 Willis Towers Watson PLC 7,201,731
TOTAL FINANCIALS 58,032,662
HEALTH CARE - 10.8%
10,015 Agilent Technologies Inc 1,149,822
238,921 (a) Avantor Inc 3,211,098
23,016 (a) Biogen Inc 2,946,048
49,665 Cardinal Health Inc 7,709,001
7,574 (a) Centene Corp 197,454
18,087 Humana Inc 4,519,399
21,747 Labcorp Holdings Inc 5,655,960
1,873 (a) Mettler-Toledo International Inc 2,310,682
10,166 Quest Diagnostics Inc 1,701,890
26,585 STERIS PLC 6,021,237
25,414 West Pharmaceutical Services Inc 6,080,554
TOTAL HEALTH CARE 41,503,145

Portfolio of Investments July 31, 2025
(continued)
NUMV

SHARES DESCRIPTION VALUE
INDUSTRIALS - 19.6%
25,672 Allegion plc $ 4,259,498
23,961 Broadridge Financial Solutions Inc 5,930,587
5,627 CH Robinson Worldwide Inc 648,906
298,446 CNH Industrial NV 3,867,860
26,194 Expeditors International of Washington Inc 3,044,791
40,119 Ferguson Enterprises Inc 8,959,776
92,231 Fortive Corp 4,420,632
3,827 Hubbell Inc 1,674,236
550 IDEX Corp 89,930
15,409 Jacobs Solutions Inc 2,186,075
23,497 JB Hunt Transport Services Inc 3,384,743
32,868 Owens Corning 4,582,785
18,990 Pentair PLC 1,940,778
67,386 TransUnion 6,414,473
11,760 United Rentals Inc 10,383,374
48,579 Veralto Corp 5,092,537
56,417 Xylem Inc/NY 8,159,027
TOTAL INDUSTRIALS 75,040,008
INFORMATION TECHNOLOGY - 9.6%
12,328 (a) Akamai Technologies Inc 940,750
11,983 (a) F5 Inc 3,755,712
32,049 (a) First Solar Inc 5,599,922
312,629 Hewlett Packard Enterprise Co 6,468,294
3,842 HP Inc 95,281
25,512 (a) Keysight Technologies Inc 4,181,672
328 (a) MongoDB Inc 78,028
1,883 NetApp Inc 196,077
605 Seagate Technology Holdings PLC 94,991
83,558 (a) Trimble Inc 7,009,680
19,460 (a) Twilio Inc, Class A 2,510,340
74,872 Western Digital Corp 5,891,678
TOTAL INFORMATION TECHNOLOGY 36,822,425
MATERIALS - 7.0%
352 Avery Dennison Corp 59,055
103,428 Ball Corp 5,922,287
27,682 Crown Holdings Inc 2,750,483
81,989 International Paper Co 3,832,166
3,978 Martin Marietta Materials Inc 2,286,873
59,376 PPG Industries Inc 6,264,168
44,377 Steel Dynamics Inc 5,660,730
TOTAL MATERIALS 26,775,762
REAL ESTATE - 10.6%
77,190 Alexandria Real Estate Equities Inc 5,899,632
28,402 AvalonBay Communities Inc 5,290,725
79,620 BXP Inc 5,209,537
36,591 (a) CBRE Group Inc, Class A 5,698,682
85,870 Equity Residential 5,426,984
163,945 Healthpeak Properties Inc 2,777,228
70,142 Iron Mountain Inc 6,829,025
29,064 Kimco Realty Corp 617,029
695 Regency Centers Corp 49,623
23,244 Ventas Inc 1,561,532
20,521 WP Carey Inc 1,316,627
TOTAL REAL ESTATE 40,676,624
UTILITIES - 6.6%
42,199 Atmos Energy Corp 6,579,668
177,387 CenterPoint Energy Inc 6,886,163
140,160 Essential Utilities Inc 5,157,888

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UTILITIES (continued)
100,978 Eversource Energy $ 6,674,646
TOTAL UTILITIES 25,298,365
TOTAL COMMON STOCKS
(Cost $362,620,487) 382,193,903
TOTAL LONG-TERM INVESTMENTS
(Cost $362,620,487) 382,193,903
OTHER ASSETS & LIABILITIES, NET - 0.2% 614,369
NET ASSETS - 100% $ 382,808,272
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
NUMV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 382,193,903 $ – $ – $ 382,193,903
Total $ 382,193,903 $ – $ – $ 382,193,903
a

Portfolio of Investments July 31, 2025
NUSC
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCK RIGHTS - 0.0%
HEALTH CARE - 0.0%
26,689 (a) Bristol-Myers Squibb Co $ 18,682
23,934 (a) CinCor Pharma Inc 73,238
44,361 (a) Zimmer Biomet Holdings Inc 3,993
TOTAL HEALTH CARE 95,913
TOTAL COMMON STOCK RIGHTS
(Cost $0) 95,913
SHARES DESCRIPTION VALUE
COMMON STOCKS - 99.9%
COMMUNICATION SERVICES - 3.5%
469,697 (b) AMC Entertainment Holdings Inc, Class A 1,362,121
7,085 (b) Atlanta Braves Holdings Inc, Class A 333,704
49,851 (b) Atlanta Braves Holdings Inc, Class C 2,221,361
64,867 (b) Cars.com Inc 834,838
114,583 Cinemark Holdings Inc 3,078,845
284,316 (b) Clear Channel Outdoor Holdings Inc 301,375
110,701 (b) DoubleVerify Holdings Inc 1,695,939
48,542 (b) Frontier Communications Parent Inc 1,783,433
376,253 (b) fuboTV Inc 1,497,487
138,299 (b) Gannett Co Inc 526,919
55,250 (b) Globalstar Inc 1,297,823
71,909 (b) Gogo Inc 1,140,477
14,148 (b) Ibotta Inc, Class A 514,280
48,892 (b) IMAX Corp 1,260,925
14,771 Interpublic Group of Cos Inc/The 363,367
11,477 Iridium Communications Inc 280,727
1,055,820 (b) Lumen Technologies Inc 4,698,399
153,613 (b) Magnite Inc 3,534,635
25,096 Marcus Corp/The 410,822
90,444 New York Times Co/The, Class A 4,693,139
48,675 Paramount Global, Class B 611,845
57,327 (b) QuinStreet Inc 940,736
154,744 Sirius XM Holdings Inc 3,268,193
14,991 TEGNA Inc 250,350
157,965 (b) Vimeo Inc 598,687
45,627 (b) Ziff Davis Inc 1,419,912
47,951 (b) ZoomInfo Technologies Inc 519,309
TOTAL COMMUNICATION SERVICES 39,439,648
CONSUMER DISCRETIONARY - 14.2%
37,751 (b) Abercrombie & Fitch Co, Class A 3,624,851
361,355 ADT Inc 3,017,314
43,471 Advance Auto Parts Inc 2,307,006
212,011 Aramark 9,023,188
60,772 Arko Corp 253,419
60,196 (b) Bright Horizons Family Solutions Inc 6,808,168
48,093 (b) Brinker International Inc 7,579,457
27,703 Camping World Holdings Inc, Class A 383,410
125,034 (b) Capri Holdings Ltd 2,274,369
10,947 Carter's Inc 265,355
149,224 (b) Coursera Inc 1,886,191
50,792 (b) Crocs Inc 5,065,486
29,432 (b) Dave & Buster's Entertainment Inc 860,592
15,585 (b) Five Below Inc 2,127,664
23,344 (b) Foot Locker Inc 584,534
77,525 (b) Frontdoor Inc 4,535,213
389,037 (b) GameStop Corp, Class A 8,733,881
43,950 Gap Inc/The 855,267
102,433 (b) Global Business Travel Group I 658,644

SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY (continued)
160,458 (b) Goodyear Tire & Rubber Co/The 1,649,508
6,578 Group 1 Automotive Inc 2,711,123
323,299 (b) Hanesbrands Inc 1,322,293
98,678 Harley-Davidson Inc 2,400,836
79,146 Hasbro Inc 5,948,613
24,427 (b) Helen of Troy Ltd 536,905
66,678 (b) Hilton Grand Vacations Inc 2,988,508
4,361 KB Home 240,989
31,437 (b) KinderCare Learning Cos Inc 302,110
22,707 Kohl's Corp 246,144
18,455 Kontoor Brands Inc 1,027,205
26,968 LCI Industries 2,561,960
58,186 Leggett & Platt Inc 555,676
102,208 Levi Strauss & Co, Class A 2,012,476
21,516 Lithia Motors Inc 6,196,608
1,323,931 (b),(c) Lucid Group Inc 3,256,870
49,079 Macy's Inc 619,868
21,321 (b) MarineMax Inc 483,560
3,919 Marriott Vacations Worldwide Corp 291,848
2,724 Meritage Homes Corp 183,434
54,219 (b) Modine Manufacturing Co 7,295,709
11,231 Murphy USA Inc 4,071,013
80,822 (b) National Vision Holdings Inc 1,960,742
452,895 Newell Brands Inc 2,540,741
65,511 (b) Norwegian Cruise Line Holdings Ltd 1,674,461
14,163 Oxford Industries Inc 540,743
114,038 (b) Petco Health & Wellness Co Inc 343,254
50,600 (b) Planet Fitness Inc 5,525,014
20,368 PVH Corp 1,495,419
94,673 (b) RealReal Inc/The 497,980
33,797 (b),(c) Savers Value Village Inc 351,827
74,713 Service Corp International/US 5,701,349
114,625 (b) Sonos Inc 1,239,096
19,831 Standard Motor Products Inc 602,069
47,267 (b) Stride Inc 6,061,047
81,077 Tapestry Inc 8,758,748
13,240 (b) TopBuild Corp 4,904,493
147,348 (b) Topgolf Callaway Brands Corp 1,362,969
5,598 (b) Tri Pointe Homes Inc 172,418
28,713 Vail Resorts Inc 4,314,415
231,670 VF Corp 2,715,172
76,857 (b) Victoria's Secret & Co 1,444,912
17,573 (c) Whirlpool Corp 1,459,262
29,998 Winnebago Industries Inc 891,541
8,074 (b) XPEL Inc 263,939
TOTAL CONSUMER DISCRETIONARY 162,568,876
CONSUMER STAPLES - 4.0%
36,634 Andersons Inc/The 1,315,893
20,656 Casey's General Stores Inc 10,743,805
171,651 (b) Darling Ingredients Inc 5,558,059
9,479 Edgewell Personal Care Co 239,155
50,140 (b) Freshpet Inc 3,425,565
15,730 Ingredion Inc 2,069,124
145,108 Lamb Weston Holdings Inc 8,281,314
25,935 (b) Sprouts Farmers Market Inc 3,930,190
66,006 (b) United Natural Foods Inc 1,824,406
62,656 (b) US Foods Holding Corp 5,221,125
38,910 (b) Vital Farms Inc 1,447,452
111,973 Walgreens Boots Alliance Inc 1,303,366
1,845 WD-40 Co 395,568
TOTAL CONSUMER STAPLES 45,755,022

Portfolio of Investments July 31, 2025
(continued)
NUSC

SHARES DESCRIPTION VALUE
ENERGY - 2.6%
181,385 Archrock Inc 4,237,153
41,473 Core Laboratories Inc 453,715
66,431 Delek US Holdings Inc 1,486,061
109,201 (b) Expro Group Holdings NV 1,177,187
37,130 (b) Innovex International Inc 609,675
196,723 NOV Inc 2,474,775
367,532 TechnipFMC PLC 13,367,139
78,683 Weatherford International PLC 4,449,524
62,154 World Kinect Corp 1,694,939
TOTAL ENERGY 29,950,168
FINANCIALS - 18.4%
14,488 Affiliated Managers Group Inc 3,040,597
993,740 AGNC Investment Corp 9,370,968
24,681 Ally Financial Inc 934,176
20,406 Amalgamated Financial Corp 591,570
189,932 (b) AvidXchange Holdings Inc 1,872,730
73,884 (b) Baldwin Insurance Group Inc/The 2,721,887
154,337 Banc of California Inc 2,240,973
49,503 (b) Bancorp Inc/The 3,126,609
85,976 Bank OZK 4,238,617
2,265 Banner Corp 140,600
32,526 Berkshire Hills Bancorp Inc 801,441
27,978 Bread Financial Holdings Inc 1,715,051
11,994 Cadence Bank 417,991
13,690 Cass Information Systems Inc 547,737
9,046 Central Pacific Financial Corp 241,166
111,476 Commerce Bancshares Inc/MO 6,822,322
20,789 Crawford & Co, Class A 198,951
29,428 (b) Donnelley Financial Solutions Inc 1,558,507
119,640 East West Bancorp Inc 11,993,910
24,231 (b) Encore Capital Group Inc 893,639
12,574 Essent Group Ltd 704,018
111,248 First American Financial Corp 6,680,442
176,309 First BanCorp/Puerto Rico 3,672,516
119,655 (b) Flywire Corp 1,303,043
232,943 Franklin Resources Inc 5,590,632
43,401 Glacier Bancorp Inc 1,902,266
12,515 Globe Life Inc 1,757,982
130,716 HA Sustainable Infrastructure Capital Inc 3,394,695
33,053 Hanmi Financial Corp 753,939
23,415 Independent Bank Corp/MI 715,328
172,044 Invesco Ltd 3,614,644
26,289 Invesco Mortgage Capital Inc 198,482
78,191 Jackson Financial Inc, Class A 6,846,404
12,883 Kinsale Capital Group Inc 5,677,409
62,479 KKR Real Estate Finance Trust Inc 564,810
7,720 Lazard Inc 401,286
112,582 Lincoln National Corp 4,290,500
14,542 MarketAxess Holdings Inc 2,988,381
53,915 MGIC Investment Corp 1,396,399
23,843 Morningstar Inc 6,591,636
3,998 (b) NMI Holdings Inc 149,205
257,285 Old National Bancorp/IN 5,431,286
28,834 (b) Palomar Holdings Inc 3,820,217
25,869 Pathward Financial Inc 1,956,343
29,017 PennyMac Financial Services Inc 2,702,643
23,917 PJT Partners Inc, Class A 4,272,055
39,051 (b) PRA Group Inc 593,575
11,939 Primerica Inc 3,171,357
36,907 PROG Holdings Inc 1,175,119
11,205 Reinsurance Group of America Inc 2,156,402
5,291 Renasant Corp 193,862

SHARES DESCRIPTION VALUE
FINANCIALS (continued)
113,358 Ryan Specialty Holdings Inc 6,936,376
136,189 SLM Corp 4,330,810
52,778 SouthState Corp 4,970,104
304,697 Starwood Property Trust Inc 5,929,404
12,794 Stewart Information Services Corp 830,714
44,574 Synovus Financial Corp 2,105,676
4,299 UMB Financial Corp 472,847
25,455 Unum Group 1,827,924
457,920 Valley National Bancorp 4,244,918
47,154 Victory Capital Holdings Inc, Class A 3,249,382
61,997 Voya Financial Inc 4,339,790
36,791 Walker & Dunlop Inc 2,759,693
173,247 Webster Financial Corp 9,987,690
113,257 Western Alliance Bancorp 8,784,213
29,207 Western Union Co/The 235,116
35,287 (b) WEX Inc 5,987,498
135,044 WisdomTree Inc 1,792,034
62,326 Zions Bancorp NA 3,341,920
TOTAL FINANCIALS 210,262,427
HEALTH CARE - 10.3%
112,050 (b) 89bio Inc 1,064,475
84,062 (b) AdaptHealth Corp 754,036
112,756 (b) Alignment Healthcare Inc 1,553,778
164,387 (b) Alkermes PLC 4,354,612
126,215 (b) Alphatec Holdings Inc 1,335,355
16,548 (b) AMN Healthcare Services Inc 303,490
152,772 (b) Arbutus Biopharma Corp 501,092
27,793 (b) Arrowhead Pharmaceuticals Inc 439,129
93,272 (b),(c) Avadel Pharmaceuticals PLC 980,289
42,457 (b) Axogen Inc 555,762
44,060 (b) Azenta Inc 1,440,762
94,851 (b) Biohaven Ltd 1,432,250
38,867 (b) Bioventus Inc, Class A 253,413
70,129 (b) BrightSpring Health Services Inc 1,448,164
111,232 (b) Brookdale Senior Living Inc 862,048
28,045 Bruker Corp 1,077,769
58,410 (b) CareDx Inc 717,567
30,473 (b) Castle Biosciences Inc 461,666
125,499 (b) Catalyst Pharmaceuticals Inc 2,676,894
62,969 (b) Celldex Therapeutics Inc 1,384,059
26,987 (b) Charles River Laboratories International Inc 4,578,075
6,584 Chemed Corp 2,714,583
81,552 (b) Crinetics Pharmaceuticals Inc 2,331,572
31,312 (b) Cross Country Healthcare Inc 421,146
49,053 (b) Cytokinetics Inc 1,846,355
214,758 (b) Elanco Animal Health Inc 2,937,889
12,328 Embecta Corp 125,252
26,243 (b) Enliven Therapeutics Inc 493,631
29,388 (b) Enovis Corp 787,598
10,324 Ensign Group Inc/The 1,548,600
20,212 (b),(c) Establishment Labs Holdings Inc 847,994
86,763 (b) Exact Sciences Corp 4,073,523
98,642 (b) Fortrea Holdings Inc 566,205
557,554 (b) Geron Corp 641,187
28,845 (b) Glaukos Corp 2,483,266
6,789 (b) Guardant Health Inc 278,213
23,749 (b) Haemonetics Corp 1,758,376
36,868 (b) HealthEquity Inc 3,576,196
128,635 (b) Hims & Hers Health Inc 8,513,064
16,587 (b) ICU Medical Inc 2,129,937
1,870 (b) Integer Holdings Corp 202,914
36,427 (b) Integra LifeSciences Holdings Corp 478,651

Portfolio of Investments July 31, 2025
(continued)
NUSC

SHARES DESCRIPTION VALUE VALUE
HEALTH CARE (continued)
8,604 (b) iRhythm Technologies Inc $ 1,206,109
16,867 (b) Jazz Pharmaceuticals PLC 1,933,464
47,085 (b) MannKind Corp 177,981
52,413 (b) Merus NV 3,471,837
5,826 Mesa Laboratories Inc 445,572
68,795 (b) Mind Medicine MindMed Inc 625,347
199,300 (b) Moderna Inc 5,891,308
23,759 (b) MoonLake Immunotherapeutics 1,198,404
101,181 (b) Myriad Genetics Inc 388,535
134,401 (b) NeoGenomics Inc 650,501
114,086 (b) Novocure Ltd 1,319,975
47,937 (b) Omnicell Inc 1,486,526
323,565 (b) OPKO Health Inc 414,163
120,959 Organon & Co 1,173,302
76,439 (b) Owens & Minor Inc 529,722
18,234 (b) Pediatrix Medical Group Inc 223,367
16,632 (b) Pennant Group Inc/The 368,731
5,475 (b) Penumbra Inc 1,381,178
89,054 Perrigo Co PLC 2,375,070
21,751 Phibro Animal Health Corp, Class A 576,402
48,382 (b) PROCEPT BioRobotics Corp 2,347,011
31,270 (b) Prothena Corp PLC 214,825
54,550 (b) QuidelOrtho Corp 1,255,741
7,009 (b) RadNet Inc 383,603
29,089 (b) Repligen Corp 3,405,449
29,725 (b) Rocket Pharmaceuticals Inc 90,661
36,864 (b) RxSight Inc 286,802
83,138 (b),(c) Savara Inc 215,327
9,821 (b) SI-BONE Inc 167,252
114,247 (b) Sotera Health Co 1,312,698
38,756 (b),(c) Spyre Therapeutics Inc 657,689
15,499 (b) STAAR Surgical Co 277,665
91,762 (b) Syndax Pharmaceuticals Inc 910,279
12,359 (b) Tourmaline Bio Inc 273,505
8,345 (b) UFP Technologies Inc 1,889,225
125,488 (b) Vaxcyte Inc 4,260,318
85,019 (b) Veracyte Inc 1,998,797
61,147 (b) Viridian Therapeutics Inc 1,071,295
50,136 (b) Waystar Holding Corp 1,854,029
69,753 (b) Xenon Pharmaceuticals Inc 2,130,257
TOTAL HEALTH CARE 117,770,759
INDUSTRIALS - 19.2%
53,160 AAON Inc 4,438,860
3,765 Acuity Inc 1,172,233
1,953 AGCO Corp 230,395
115,109 Air Lease Corp 6,377,039
11,869 Allison Transmission Holdings Inc 1,069,041
16,037 Applied Industrial Technologies Inc 4,354,046
1,675 Arcosa Inc 143,849
89,960 (b) ATI Inc 6,921,522
37,306 Atkore Inc 2,873,308
12,826 AZZ Inc 1,404,447
47,524 Brady Corp 3,353,769
5,167 (b) CACI International Inc, Class A 2,379,765
340,616 (b) Clarivate PLC 1,311,372
24,331 Comfort Systems USA Inc 17,111,992
175,646 (b) Core & Main Inc, Class A 11,178,112
32,408 Crane Co 6,344,514
31,366 CSG Systems International Inc 1,959,120
2,917 (b) Dayforce Inc 168,223
119,070 (b) DNOW Inc 1,852,729
10,746 Douglas Dynamics Inc 307,336

SHARES DESCRIPTION VALUE VALUE
INDUSTRIALS (continued)
58,511 (b) Energy Recovery Inc $ 786,973
58,291 Enerpac Tool Group Corp 2,244,786
1,008 Enpro Inc 214,109
50,643 (b) Everus Construction Group Inc 3,760,749
175,609 (b) ExlService Holdings Inc 7,626,699
70,451 (b) First Advantage Corp 1,218,098
33,712 (b) FTI Consulting Inc 5,607,991
1,292 GATX Corp 197,276
28,355 (b) Generac Holdings Inc 5,520,435
58,994 (b) Great Lakes Dredge & Dock Corp 653,654
33,645 Greenbrier Cos Inc/The 1,530,848
29,220 Herc Holdings Inc 3,413,188
50,773 Hexcel Corp 3,041,810
74,290 Hillenbrand Inc 1,538,546
50,641 HNI Corp 2,604,973
19,471 (b) Huron Consulting Group Inc 2,571,730
62,842 Interface Inc 1,295,802
22,224 JBT Marel Corp 3,062,467
72,798 KBR Inc 3,402,579
96,294 (b) Kratos Defense & Security Solutions Inc 5,652,458
6,308 Lindsay Corp 861,105
11,516 McGrath RentCorp 1,437,082
54,967 (b) Mercury Systems Inc 2,890,715
72,210 MillerKnoll Inc 1,370,546
28,933 Moog Inc, Class A 5,600,850
91,771 (b) MRC Global Inc 1,347,198
29,282 Mueller Water Products Inc, Class A 725,022
2,941 (b) MYR Group Inc 569,084
82,194 (b) NEXTracker Inc, Class A 4,788,622
65,589 nVent Electric PLC 5,143,489
103,238 (b) OPENLANE Inc 2,543,784
189,678 Pitney Bowes Inc 2,154,742
43,772 Primoris Services Corp 4,122,009
11,274 (b) Resideo Technologies Inc 307,780
19,216 Robert Half Inc 709,263
8,533 Rush Enterprises Inc 463,427
64,081 Rush Enterprises Inc, Class A 3,469,345
96,343 (b) RXO Inc 1,488,499
26,915 Ryder System Inc 4,783,065
14,247 (b) Saia Inc 4,306,013
183,778 (b) Shoals Technologies Group Inc, Class A 990,563
15,168 (b) SiteOne Landscape Supply Inc 2,090,606
37,557 (b) SPX Technologies Inc 6,850,021
233,889 (b) Sunrun Inc 2,399,701
17,778 TriNet Group Inc 1,205,526
19,743 Trinity Industries Inc 460,012
140,352 (b) Upwork Inc 1,678,610
18,534 (b) V2X Inc 878,141
20,156 Valmont Industries Inc 7,335,776
45,165 Wabash National Corp 449,843
12,219 WESCO International Inc 2,528,844
52,369 WillScot Holdings Corp 1,537,030
31,495 (b) WNS Holdings Ltd 2,355,511
17,944 Woodward Inc 4,613,044
25,948 (b) XPO Inc 3,121,285
TOTAL INDUSTRIALS 218,472,996
INFORMATION TECHNOLOGY - 12.8%
114,162 (b) ACI Worldwide Inc 4,858,735
118,656 Adeia Inc 1,536,595
17,161 Advanced Energy Industries Inc 2,384,006
7,394 (b) Appfolio Inc, Class A 1,977,008
111,928 (b) Arlo Technologies Inc 1,813,234

Portfolio of Investments July 31, 2025
(continued)
NUSC

SHARES DESCRIPTION VALUE VALUE
INFORMATION TECHNOLOGY (continued)
81,518 (b) Asana Inc $ 1,196,684
31,855 Badger Meter Inc 6,012,950
30,738 Belden Inc 3,800,754
38,367 Benchmark Electronics Inc 1,477,129
27,829 (b) BILL Holdings Inc 1,192,473
39,479 (b) Blackbaud Inc 2,661,674
41,955 (b) Calix Inc 2,378,429
30,351 (b) Ciena Corp 2,817,787
55,097 (b) Cirrus Logic Inc 5,548,819
225,126 (b) CommScope Holding Co Inc 1,846,033
38,166 (b) Commvault Systems Inc 7,249,632
74,957 (b) Confluent Inc, Class A 1,328,613
33,667 Dolby Laboratories Inc, Class A 2,536,472
223,729 (b) D-Wave Quantum Inc 3,845,902
42,730 (b) DXC Technology Co 581,555
165,569 (b) E2open Parent Holdings Inc 546,378
16,519 (b) Elastic NV 1,382,640
70,078 (b) Enphase Energy Inc 2,267,724
28,871 (b) ePlus Inc 1,870,263
34,008 (b) Gitlab Inc, Class A 1,489,890
38,078 (b) Guidewire Software Inc 8,614,005
124,533 (b) Harmonic Inc 1,059,776
23,369 (b) Insight Enterprises Inc 2,771,096
58,731 (b) Intapp Inc 2,352,177
27,867 InterDigital Inc 7,195,259
46,058 (b) Itron Inc 5,736,063
43,282 (b) Knowles Corp 879,057
129,422 (b) Lattice Semiconductor Corp 6,449,098
7,986 (b) Lumentum Holdings Inc 879,099
30,898 (b) Meridianlink Inc 493,750
80,483 (b) N-able Inc/US 650,303
141,301 (b) NCR Voyix Corp 1,924,520
29,371 (b) NETGEAR Inc 682,876
80,270 (b) NextNav Inc 1,187,193
27,521 (b) Novanta Inc 3,385,633
28,633 (b) Onto Innovation Inc 2,712,977
43,965 (b) PAR Technology Corp 2,672,193
17,896 Pegasystems Inc 1,050,674
29,155 (b) Plexus Corp 3,717,262
120,931 (b) Procore Technologies Inc 8,662,288
17,246 (b) Q2 Holdings Inc 1,400,375
74,535 (b) Rambus Inc 5,510,373
92,952 (b) Ribbon Communications Inc 349,500
17,040 (b) Rogers Corp 1,117,483
34,243 (b) Silicon Laboratories Inc 4,512,200
64,706 (b) SolarEdge Technologies Inc 1,660,356
27,348 (b) SPS Commerce Inc 2,977,240
12,076 (b) UiPath Inc, Class A 141,893
133,967 Xerox Holdings Corp 542,566
TOTAL INFORMATION TECHNOLOGY 145,888,664
MATERIALS - 5.1%
4,655 AptarGroup Inc 731,487
99,259 Avient Corp 3,133,607
233,516 (b) Axalta Coating Systems Ltd 6,613,173
32,773 Balchem Corp 4,996,899
41,287 Carpenter Technology Corp 10,296,565
20,926 Commercial Metals Co 1,085,222
37,872 (b) Compass Minerals International Inc 754,789
140,490 (b) Constellium SE 1,926,118
135,526 FMC Corp 5,290,935
47,490 Graphic Packaging Holding Co 1,061,876
57,646 HB Fuller Co 3,239,705

SHARES DESCRIPTION VALUE VALUE
MATERIALS (continued)
415,083 Hecla Mining Co $ 2,382,576
13,797 (b) Knife River Corp 1,137,977
21,883 Koppers Holdings Inc 719,075
55,843 Louisiana-Pacific Corp 5,048,766
35,447 (b),(c) Magnera Corp 441,313
4,569 Minerals Technologies Inc 265,687
18,055 Royal Gold Inc 2,733,888
20,571 Ryerson Holding Corp 423,763
39,061 Sensient Technologies Corp 4,386,160
22,970 Stepan Co 1,166,187
TOTAL MATERIALS 57,835,768
REAL ESTATE - 6.5%
60,423 Armada Hoffler Properties Inc 412,689
184,980 Brandywine Realty Trust 739,920
200,106 CareTrust REIT Inc 6,363,371
15,865 CBL & Associates Properties Inc 429,307
30,041 Community Healthcare Trust Inc 461,730
74,980 CubeSmart 2,917,472
29,918 EastGroup Properties Inc 4,883,814
96,922 Empire State Realty Trust Inc, Class A 701,715
107,869 Essential Properties Realty Trust Inc 3,288,926
81,296 (c) eXp World Holdings Inc 876,371
683,847 Host Hotels & Resorts Inc 10,750,075
12,609 (b) Jones Lang LaSalle Inc 3,408,969
106,386 Kennedy-Wilson Holdings Inc 778,746
45,862 Kilroy Realty Corp 1,690,473
132,969 Macerich Co/The 2,221,912
17,563 Outfront Media Inc 307,880
216,523 Park Hotels & Resorts Inc 2,308,135
127,016 Pebblebrook Hotel Trust 1,273,970
21,652 Piedmont Realty Trust Inc 163,689
255,142 Rexford Industrial Realty Inc 9,320,337
61,923 Ryman Hospitality Properties Inc 5,886,400
70,828 Sabra Health Care REIT Inc 1,277,029
12,759 SL Green Realty Corp 730,453
41,158 St Joe Co/The 2,078,479
204,905 Sunstone Hotel Investors Inc 1,792,919
111,880 Terreno Realty Corp 6,208,221
268,908 Uniti Group Inc 1,430,591
108,487 Xenia Hotels & Resorts Inc 1,378,870
TOTAL REAL ESTATE 74,082,463
UTILITIES - 3.3%
24,982 Chesapeake Utilities Corp 2,994,842
210,381 MDU Resources Group Inc 3,629,072
108,945 New Jersey Resources Corp 5,001,665
64,800 ONE Gas Inc 4,710,960
56,987 Ormat Technologies Inc 5,095,208
40,931 Southwest Gas Holdings Inc 3,198,348
63,404 Spire Inc 4,721,696
233,323 UGI Corp 8,441,626
TOTAL UTILITIES 37,793,417
TOTAL COMMON STOCKS
(Cost $1,124,283,725) 1,139,820,208
TOTAL LONG-TERM INVESTMENTS
(Cost $1,124,283,725) 1,139,916,121

Portfolio of Investments July 31, 2025
(continued)
NUSC

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
2,627,298 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4.320% (e) $ 2,627,298
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,627,298) $ 2,627,298
TOTAL INVESTMENTS - 100.1%
(Cost $ 1,126,911,023 ) 1,142,543,419
OTHER ASSETS & LIABILITIES, NET - (0.1)% (1,663,694)
NET ASSETS - 100% $ 1,140,879,725
REIT Real Estate Investment Trust
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $2,529,879.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
NUSC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stock Rights $ – $ – $ 95,913 $ 95,913
Common Stocks 1,139,820,208 – – 1,139,820,208
Investments Purchased with Collateral from Securities
Lending 2,627,298 – – 2,627,298
Total $ 1,142,447,506 $ – $ 95,913 $ 1,142,543,419
a